Commitments and Contingencies (Details Narrative) $ in Thousands	Jun. 30, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Number of vessels under construction	3
Contractual purchase obligation	$ 330,183
Outstanding amount of contractual obligation	269,244
Payable amounts in 2020	134,705
Payable amounts in 2021	$ 134,539